Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Net book value beginning balance	$ 83,774
Vessel additions	45	$ 685
Depreciation	(4,898)	(4,418)	$ (5,320)
Net book value ending balance	119,724	83,774
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, beginning balance	109,208	108,523
Vessel additions	45	685
Depreciation
Vessel acquisition - "Pyxis Karteria"	20,000
Vessel acquisition - "Pyxis Lamda"	31,172
Transfer to vessels held-for-sale	(12,250)
Vessel cost, ending balance	148,175	109,208	108,523
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(25,434)	(21,016)
Vessel additions
Depreciation	(4,898)	(4,418)
Vessel acquisition - "Pyxis Karteria"
Vessel acquisition - "Pyxis Lamda"
Transfer to vessels held-for-sale	1,881
Accumulated depreciation, ending balance	(28,451)	(25,434)	(21,016)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value beginning balance	83,774	87,507
Vessel additions	45	685
Depreciation	(4,898)	(4,418)
Vessel acquisition - "Pyxis Karteria"	20,000
Vessel acquisition - "Pyxis Lamda"	31,172
Transfer to vessels held-for-sale	(10,369)
Net book value ending balance	$ 119,724	$ 83,774	$ 87,507